Related Party Transactions - Significant related party transactions (Details) - Related Party [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Tencent Group
Related Party Transactions
Services received from related party	¥ 7,182,496	$ 1,011,634	¥ 7,061,132	¥ 8,416,635
Tencent Group | Computer equipment
Related Party Transactions
Services received from related party				1,833,495
Shanghai Fufeitong
Related Party Transactions
Services received from related party	839,985	118,309	653,972	¥ 211,414
Services provided to related party	¥ 4,272	$ 602	¥ 10,765